SCHEDULE OF RELATED PARTIES (Details) - Stardust Power Inc [Member] - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Notes obtained from related parties	$ 1,000,000		$ 1,000,000
Notes obtained and repaid to related parties	1,000,000		1,000,000
Roshan Pujari			7,111
Interest expense			7,111
Energy Transition Investors LLC [Member]
Restructuring Cost and Reserve [Line Items]
Notes obtained from related parties	750,000		750,000
Notes obtained and repaid to related parties	750,000		750,000
Roshan Pujari			5,333
Interest expense			5,333
Vikasa Clean Energy LLP [Member]
Restructuring Cost and Reserve [Line Items]
Notes obtained from related parties	160,000		160,000
Notes obtained and repaid to related parties	160,000		160,000
Roshan Pujari		103	1,138
Interest expense		103	1,138
Roshan Pujari [Member]
Restructuring Cost and Reserve [Line Items]
Notes obtained from related parties	90,000		90,000
Notes obtained and repaid to related parties	$ 90,000		90,000
Roshan Pujari			640
Interest expense			$ 640